Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2017
Trade And Other Current Payables [Abstract]
Accounts payable and accrued liabilities

11. Accounts payable and accrued liabilities

	2017	2016

Trade payables	$177,040	$213,481
Non-trade payables	75,784	85,632
Payables due to related parties	5,581	13,787

Total	$258,405	$312,900

The Company’s exposure to currency and liquidity risk related to trade and other payables is disclosed in note 24.